Summary of Debt Securities by Risk Rating (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [abstract]
Debt securities backed by government guaranteed loans	$ 105	$ 192